Fair Value of Pension Plan Assets (Detail) (USD $)	12 Months Ended
	Jun. 29, 2013	Jun. 30, 2012	Jul. 02, 2012	Jun. 01, 2011
Defined Benefit Plan Disclosure [Line Items]
Equity Securities	$ 187,000,000
Fixed Income Securities	1,210,000,000	1,355,000,000
Total fair value of assets	1,439,000,000	1,515,000,000	1,515,000,000	1,259,000,000
U.S. Securities
Defined Benefit Plan Disclosure [Line Items]
Equity Securities	85,000,000
Non-U.S. Securities
Defined Benefit Plan Disclosure [Line Items]
Equity Securities	102,000,000	38,000,000
US Government Agencies Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fixed Income Securities	256,000,000	247,000,000
Corporate Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fixed Income Securities	503,000,000	593,000,000
U.S. Pooled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fixed Income Securities	122,000,000	168,000,000
Non-U.S. Pooled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fixed Income Securities	5,000,000	6,000,000
Bond Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Fixed Income Securities	324,000,000	341,000,000
Real Estate
Defined Benefit Plan Disclosure [Line Items]
Other Assets Category	23,000,000	21,000,000
Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Other Assets Category	6,000,000	14,000,000
Derivative [Member]
Defined Benefit Plan Disclosure [Line Items]
Other Assets Category	0	83,000,000
Other Assest Category [Member]
Defined Benefit Plan Disclosure [Line Items]
Other Assets Category	13,000,000	4,000,000
Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Equity Securities	187,000,000
Fixed Income Securities	1,210,000,000	1,355,000,000
Total fair value of assets	1,439,000,000	1,506,000,000
Fair Value, Inputs, Level 1 | U.S. Securities
Defined Benefit Plan Disclosure [Line Items]
Equity Securities	85,000,000
Fair Value, Inputs, Level 1 | Non-U.S. Securities
Defined Benefit Plan Disclosure [Line Items]
Equity Securities	102,000,000	38,000,000
Fair Value, Inputs, Level 1 | US Government Agencies Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fixed Income Securities	256,000,000	247,000,000
Fair Value, Inputs, Level 1 | Corporate Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fixed Income Securities	503,000,000	593,000,000
Fair Value, Inputs, Level 1 | U.S. Pooled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fixed Income Securities	122,000,000	168,000,000
Fair Value, Inputs, Level 1 | Non-U.S. Pooled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fixed Income Securities	5,000,000	6,000,000
Fair Value, Inputs, Level 1 | Bond Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Fixed Income Securities	324,000,000	341,000,000
Fair Value, Inputs, Level 1 | Real Estate
Defined Benefit Plan Disclosure [Line Items]
Other Assets Category	23,000,000	21,000,000
Fair Value, Inputs, Level 1 | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Other Assets Category	6,000,000	14,000,000
Fair Value, Inputs, Level 1 | Derivative [Member]
Defined Benefit Plan Disclosure [Line Items]
Other Assets Category	0	74,000,000
Fair Value, Inputs, Level 1 | Other Assest Category [Member]
Defined Benefit Plan Disclosure [Line Items]
Other Assets Category	13,000,000	4,000,000
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity Securities	0
Fixed Income Securities	0	0
Total fair value of assets	0	9,000,000
Fair Value, Inputs, Level 2 [Member] | U.S. Securities
Defined Benefit Plan Disclosure [Line Items]
Equity Securities	0
Fair Value, Inputs, Level 2 [Member] | Non-U.S. Securities
Defined Benefit Plan Disclosure [Line Items]
Equity Securities	0	0
Fair Value, Inputs, Level 2 [Member] | US Government Agencies Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fixed Income Securities	0	0
Fair Value, Inputs, Level 2 [Member] | Corporate Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fixed Income Securities	0	0
Fair Value, Inputs, Level 2 [Member] | U.S. Pooled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fixed Income Securities	0	0
Fair Value, Inputs, Level 2 [Member] | Non-U.S. Pooled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fixed Income Securities	0	0
Fair Value, Inputs, Level 2 [Member] | Bond Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Fixed Income Securities	0
Fair Value, Inputs, Level 2 [Member] | Real Estate
Defined Benefit Plan Disclosure [Line Items]
Other Assets Category	0	0
Fair Value, Inputs, Level 2 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Other Assets Category	0	0
Fair Value, Inputs, Level 2 [Member] | Derivative [Member]
Defined Benefit Plan Disclosure [Line Items]
Other Assets Category	0	9,000,000
Fair Value, Inputs, Level 2 [Member] | Other Assest Category [Member]
Defined Benefit Plan Disclosure [Line Items]
Other Assets Category	$ 0	$ 0